Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Acadia Pharmaceuticals Inc.
Entity Central Index Key	0001070494
Entity Emerging Growth Company	false
Entity File Number	000-50768
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1376651
Entity Address, Address Line One	12830 El Camino Real, Suite 400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	558-2871
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ACAD
Security Exchange Name	NASDAQ